Restatement of Previously Issued Financial Statements (Details) - Insu acquisition corp. II [Member]	12 Months Ended
Dec. 31, 2020 USD ($) shares
Restatement of Previously Issued Financial Statements (Details) [Line Items]
Subject to redemption shares | shares | shares	1,978,314
Net tangible assets | $	$ 5,000,000